Financial instruments	12 Months Ended
Dec. 31, 2018
Financial instruments
Financial instruments

14. Financial instruments

Fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy defines the following levels:

•	Level 1: Quoted prices of the respective financial asset or financial liability in active markets

•	Level 2: Other directly observable input parameters which contribute to establishing the fair value based on a valuation model

•	Level 3: Input parameters not based on observable market data

Under IFRS 9 there are the following categories:

(I)           FVOCI

(II)         Mandatorily at FVTPL

(III)       Amortized cost

The effect of initially applying IFRS 9 on the Group’s financial instruments is described in Note 3. Due to the transition method chosen, comparative information has not been restated to reflect the new requirements.

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
12/31/2018	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total	Level
Financial assets measured at fair value
Non-current assets
Derivative financial instruments	2,229	--	--	--	2,229	--	2,229	--	2,229	Level 2
Equity securities	--	5	--	--	5	--	--	5	5	Level 3

Current assets
Bond funds	--	12,905	--	--	12,905	12,905	--	--	12,905	Level 1

Financial assets not measured at fair value
Current assets
Cash and cash equivalents	--	--	7,402	--	7,402	7,402	--	--	7,402	Level 1
Trade and other receivables	--	--	6,030	--	6,030	--	--	--	--

Financial liabilities not measured at fair value
Non-current liabilities
Long-term debt	--	--	--	16,250	16,250	--	15,231	--	15,231	Level 2
Finance lease obligation	--	--	--	71	71	--	69	--	69	Level 2

Current liabilities
Long-term debt	--	--	--	816	816	--	809	--	809	Level 2
Finance lease obligation	--	--	--	34	34	--	34	--	34	Level 2
Trade payables	--	--	--	2,945	2,945	--	--	--	--

	A financial
	asset or
	financial
	liability
	at fair value				Financial
	through	Held-to-	Available-		liabilities
	profit	maturity	for‑sale	Loans and	measured at
12/31/2017	or loss	investments	investments	receivables	amortized cost	Fair Value	Level
Assets

Non-current assets
Equity securities	--	--	5	--	--	5	Level 3
Derivative financial instruments	352	--	--	--	--	352	Level 2
Current assets
Bond funds	--	--	14,044	--	--	14,044	Level 1
Cash and cash equivalents	--	--	--	7,569	--	7,569	Level 1

Liabilities

Non-current liabilities
Long-term debt	--	--	--	--	16,242	15,119	Level 2
Finance lease obligation	--	--	--	--	171	163	Level 2
Current liabilities
Bank overdraft	--	--	--	--	58	58
Long-term debt	--	--	--	--	796	787	Level 2
Finance lease obligation	--	--	--	--	308	310	Level 2

The financial assets with a carrying amount of € 15.1 million reported on the Company’s statement of financial position at December 31, 2018 were comprised of investments in seven bond funds (kEUR 11,847) and one note receivable (kEUR 1,058), all reported as current financial assets, an equity forward (kEUR 2,229) and equity securities (kEUR 5) reported as a noncurrent asset.

The financial assets with a carrying amount of € 14.4 million reported on the Company’s statement of financial position at December 31, 2017 were comprised of investments in four bond funds (kEUR 14,044), all reported as current financial assets, an equity forward (kEUR 352) and equity securities (kEUR 5) reported as a noncurrent asset.

The fair value of the Company’s investments in the bond funds was determined based on the unit prices quoted by the respective fund management company. The funds pursue the goal of daily liquidity and invest in short‑term notes. The funds are open‑ended; the units can be redeemed to the fund on a daily basis. Unit prices updated by the fund management company on a daily basis represent a quoted price in an active market.

The fair value of long‑term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves. The fair value of finance lease obligations was determined using discounted cash flow models based on market interest rates available to the Company for similar transactions at the relevant date.

The fair value of the derivative financial instruments was determined based on the Company’s stock price and the risk-free interest rate for the remaining term of the derivative using a forward pricing formula.